Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of Useful Lives of Property, Plant and Equipment

Property, plant and equipment is measured at cost less accumulated depreciation and impairment losses. Depreciation is provided on a straight-line basis over the following terms:

Computer equipment	2-3 years
Office/lab equipment	3-5 years
Furniture and fixtures	3-10 years
Warehouse equipment	5-15 years
Production equipment	3-30 years
Leasehold improvements	3-20 years
Building and improvements	20-40 years
Greenhouse and improvements	20-25 years

Schedule of Useful Lives of Finite-Lived Intangible Assets

Finite-lived intangible assets are recorded at cost less accumulated amortization and accumulated impairment losses. Amortization is provided on a straight-line basis over the following terms:

Domain name	5 years
Health Canada licenses	Useful life of facility or lease term
Distribution channel	5 years
Import license	4 years
Software	3 years